UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

              Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ];     Amendment Number:

This Amendment (check only one):     [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        First Trust Bank
Address:     P.O. Box N-7776
             Lyford Cay, Nassau, Bahamas


Form 13F File Number:     028-12532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Betty A. Roberts

Title:     Chief Executive Officer

Phone:     242-362-4904


Signature, Place and Date of Signing:

  /s/ Betty A. Roberts         Lyford Cay, Nassau, Bahamas    February 4, 2012

          [Signature]            [City, State]                     [Date]


Report Type (Check only one)

[ ]      13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ]      13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X]      13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

28-10874                 Steinberg Global Asset Management, Ltd.
28-05601                 Thomas White International, Ltd.
28-10411                 Aegis Financial Corp.
28-01260                 First Manhattan Co.
28-13078                 Edinburgh Partners Ltd.
28-10104                 Altrinsic Global Advisors, LLC
28-05163                 Kinetics Asset Management, Inc.
28-10309                 DSM Capital Partners
28-04825                 Baillie Gifford & Co.
28-04121                 Davis Selected Advisers, LP
28-05990                 Acadian Asset Management LLC
28-14100                 Sanders Capital, LLC
28-05620                 Brandes Investment Partners, LP
28-10968                 Epoch Investment Partners, Inc.

                             FORM 13F SUMMARY PAGE
Report Summary:

           Number of Other Included Managers:             0

           Form 13F Information Table Entry Total:       19

           Form 13F Information Table Value Total:   $124,413
                                                    (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                             FORM 13F INFORMATION TABLE

Column 1         Column 2   Column 3   Column 4   Column 5     Column 6  Column 7                     Column 8

                                                  Shares or
                 Title of              Value      Principal    SH/      PUT/  Investment  Other        Voting Authority
Name of Issuer   Class      Cusip      (x$1,000)  Amount       PRN      CALL  Discretion  Managers    Sole   Shared   None

AGRIUM INC       COM        008916108     5,471      54,782    SH              Sole        None       54,782

AMAZON COM INC   COM        023135106     5,519      22,000    SH              Sole        None       22,000

AMERICAN
EXPRESS CO       COM        025816109     5,173      90,000    SH              Sole        None       90,000

BARRICK
GOLD CORP        COM        067901108     3,378      96,500    SH              Sole        None       96,500

BERKSHIRE
HATHAWAY
INC DEL          CL A       084670108    13,406         100    SH              Sole        None          100

CANADIAN
NAT RES LTD      COM        136385101     3,517     121,806    SH              Sole        None      121,806

CEMEX SAB       SPON ADR
DE CV            NEW        151290889     5,992     600,000    SH              Sole        None      600,000

CITIGROUP INC    COM
                 NEW        172967424     8,347     211,000    SH              Sole        None      211,000

CLOUD PEAK
ENERGY INC       COM        18911Q102     5,554     287,340    SH              Sole        None      287,340

EBAY INC         COM        278642103     6,630     130,000    SH              Sole        None      130,000

HALLIBURTON CO   COM        406216101     6,616     190,727    SH              Sole        None      190,727

INTERNATIONAL
BUSINESS MACHS   COM        459200101    10,631      55,500    SH              Sole        None       55,500

INVESCO LTD      SHS        G491BT108     3,803     145,760    SH              Sole        None      145,760

ISHARES SILVER
TRUST           ISHARES     46428Q109     2,937     100,000    SH              Sole        None      100,000

MASTERCARD INC   CL A       57636Q104    14,738      30,000    SH              Sole        None       30,000

MICROSOFT
CORP             COM        594918104     9,001     337,000    SH              Sole        None      337,000

POSCO            SPONSORED
                 ADR        693483109     4,370      53,200    SH              Sole        None       53,200

TYSON
FOODS INC        CL A       902494103     2,735     141,000    SH              Sole        None      141,000

WELLS FARGO
& CO NEW         COM        949746101     6,665     195,000    SH              Sole        None      195,000
